Consolidated Balance Sheet - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Intangible assets	€ 19,432	€ 18,190	€ 16,947
Property, plant and equipment	2,937,060	1,712,266	1,085,632
Right-of-use assets	12,598	10,337	973
Leasehold deposits	1,141	1,014	1,220
Derivative assets	2,419	6,593	338
Other non-current assets	54,069	7,211	0
Total non-current assets	3,026,719	1,755,611	1,105,110
Inventories	3,540	1,039	1,836
Trade and other receivables	139,029	62,986	30,552
Contract assets	81,923	37,609	8,880
Prepayments	13,523	16,643	9,562
Current derivative assets	263	11,875	0
Current income tax receivable	0	0	12
Cash and cash equivalents	151,679	51,253	96,608
Total current assets	389,957	181,405	147,450
Total assets	3,416,676	1,937,016	1,252,560
Share capital	47,144	47,144	41,839
Share premium	1,099,495	1,099,495	952,858
Treasury shares	(2,999)	(1,283)	0
Reserves	18,423	29,180	(28,283)
Retained earnings / (accumulated losses)	341,613	59,358	(7,373)
Total equity	1,503,676	1,233,894	959,041
Provisions	0	0	4,813
Lease liabilities	12,482	9,697	392
Deferred tax liabilities	13,256	11,972	10,191
Deferred revenue	30,901	1,747	1,778
Debt to credit institutions	1,494,623	539,854	204,773
Derivative liabilities	10,654	16,205	17,957
Total non-current liabilities	1,561,916	579,475	239,904
Trade and other payables	98,208	43,595	32,636
Current provisions	0	841	2,086
Payables to related parties	272	223	162
Deferred revenue	128,716	45,590	12,103
Current lease liabilities	1,057	1,274	601
Current income tax liabilities	3,638	752	1,224
Current debt to credit institutions	116,131	31,163	799
Current derivative liabilities	3,062	209	4,004
Total current liabilities	351,084	123,647	53,615
Total liabilities	1,913,000	703,122	293,519
Total equity and liabilities	€ 3,416,676	€ 1,937,016	€ 1,252,560